Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
Revenues	3,678	1,865	3,662

	December 31, 2021	December 31, 2020
Trade receivables	214	—
Trade payables	—	(154)